CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 215	$ 197
Restricted cash deposits	0	130
Trade receivables (net of allowance for doubtful accounts of $ 134 and $ 1,553 as of December 31, 2011 and 2010, respectively)	1,542	752
Other accounts receivable and prepaid expenses	105	388
Inventories, net	269	197
Total current assets	2,131	1,664
SEVERANCE PAY FUND	228	234
PROPERTY AND EQUIPMENT, NET	96	110
Total assets	2,455	2,008
LIABILITIES AND SHAREHOLDERS' DEFICIT
Short-term bank credit	112	0
Trade payables	2,439	973
Employees and payroll accruals	139	151
Advances from customer	0	1,010
Accrued expenses and other liabilities	2,164	2,244
Convertible bonds	2,519	122
Short-term loan and others	456	0
Total current liabilities	7,829	4,500
LONG-TERM LIABILITIES:
Convertible bonds	0	2,866
Long-term loan and others	0	2,259
Accrued severance pay	227	254
Total long-term liabilities	227	5,379
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' DEFICIT:
Share capital: Ordinary shares of NIS 0.0588235 par value - Authorized 52,000,000 shares as of December 31, 2011 and 2010; Issued and outstanding: 12,035,272 and 7,280,821 shares as of December 31, 2011 and 2010, respectively	192	113
Additional paid-in capital	41,713	41,360
Amount of liability extinguished on account of shares	819	0
Accumulated deficit	(48,325)	(49,344)
Total shareholders' deficit	(5,601)	(7,871)
Total liabilities and shareholders' deficit	$ 2,455	$ 2,008